Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill
Intangible assets and goodwill

14.  Intangible assets and goodwill

Intangible assets

Reconciliation of carrying amount of Intangible assets is presented below:

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2024	801	17,640	18,441
Additions	2	93	95
Disposals	—	(2)	(2)
Effect of foreign exchange rates	(2)	(3)	(5)
Balance at December 31, 2024	801	17,728	18,529

Amortization
Balance at January 1, 2024	778	9,187	9,965
Amortization for the year	4	4,148	4,152
Impairment loss	—	(2)	(2)
Effect of foreign exchange rates	(1)	(3)	(4)
Balance at December 31, 2024	781	13,330	14,111

Carrying amounts
Balance at December 31, 2024	20	4,398	4,418

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2025	801	17,728	18,529
Additions	1	764	765
Disposals	—	(2)	(2)
Effect of foreign exchange rates	2	12	14
Balance at December 31, 2025	804	18,502	19,306

Amortization
Balance at January 1, 2025	781	13,330	14,111
Amortization for the year	5	4,528	4,533
Disposals	—	(2)	(2)
Effect of foreign exchange rates	(2)	16	14
Balance at December 31, 2025	784	17,872	18,656

Carrying amounts
Balance at December 31, 2025	20	630	650

The intangible assets mainly include the assets related to the game “Pixel Gun” acquired as part of the acquisition of Cubic Games Studio Ltd. The respective intangible assets are amortized over a period of four years.

During the third quarter of 2025 the Group has acquired intangible assets with a cost of 765, of which 762 related to the intangible assets acquired in the acquisition of Light Hour Games.

Business combinations and goodwill

A.Acquisition of game development studios

On January 25, 2022, Company’s Board of directors approved the acquisition of interest in three game development studios, aiming at accelerating the Group’s product growth strategy and enlarging its player base.

The Company acquired 100%, 100%, 48.8% and 49.5% of the issued share capital of Gracevale Ltd (which was subsequently renamed to Cubic Games Studio Ltd), Lightmap LLC, MX Capital Ltd, and Castcrown Ltd, respectively.

The Group also recognized tax uncertainties and risks regarding the determination of taxable income, tax positions, and the calculation of tax liabilities resulting from the acquisition of Cubic Games Studio Ltd. The Group considered a range of possible outcomes and probability-weighted amounts associated with the tax risks to determine the expected value of the recognized tax risks in the amount of 363 as at December 31, 2025 and 558 as at December 31, 2024.

The Group also recognized a liability in respect of Cubic Games Studio Ltd in relation to indirect taxes (VAT and withholding/sale taxes), as it considered that there is a present obligation as a result of past events with the probable outflow of resources. The Company recognized the indemnification asset in the amount equal the total liability of the mentioned risks, as such indemnification was provided in the Share Purchase Agreement.

As at December 31, 2024 and 2025 the amount of the mentioned liability amounted to 1,257 and 1,011 respectively.

The Group recognized certain tax uncertainties and risks regarding the determination of taxable income, tax positions, and the calculation of tax liabilities resulting from the acquisition of Cubic Games Studio Ltd. The Group considered a range of possible outcomes and probability-weighted amounts associated with the tax risks to determine the expected value of the recognized tax risks in the amount of 1,662 as at acquisition date.

Cubic Games Group (i.e. Cubic Games Studio Ltd and its subsidiaries) as one CGU was tested for impairment as at December 31, 2023, 2024 and 2025.

For the details of measurement of the intangible assets recognized as at acquisition date see Note 4.

The recoverable amount of the CGU of 9,606 as at December 31, 2022 was determined based on a fair value less cost of disposal using public peer group multiples, which was higher than value in use. Value in use was determined through a discounted cash flow method (DCF). For the DCF model the cash flow projections over the three-year period approved by the senior management of the CGU were used and the discount rate of 17.3% being equal to the WACC was applied to the projected cash flows. Fair value less cost of disposal was determined in the following way: for the public peer group analysis, a list of peer companies was compiled, which closely resembled the Group's business model; the most appropriate multiples to estimate the value of the gaming company were identified as EV/EBITDA of 6.86 and 5.5 as forward multiples of 2024 and 2025, respectively, and the cost of disposal was estimated to be insignificant.

As a result of this analysis, management has recognized an impairment charge of 47,494 related to the CGU Cubic Games Studio Ltd in the year ended December 31,2022, which was allocated to the goodwill attributed to this CGU in the amount of 46,947 and the remaining 547 was allocated to the Intangible asset. The impairment was the result of the overall decline in the gaming industry around the world, as well as the ongoing economic uncertainty, which led to a decrease in bookings in CGU Cubic Games Studio Ltd. Goodwill impairment charge is included in the line Goodwill and investment impairment in the consolidated statement of profit or loss and other comprehensive income, the impairment charge related to Intangible asset is included in the line General and administrative expenses in the consolidated statement of profit or loss and other comprehensive income.

The impairment process includes assumptions of significant importance, such as а EV/Bookings multiples, long-term growth rate over the forecasted period of 3%, the discount rate as a post-tax weighted average cost of capital (WACC), the list of peer companies etc. The assumptions used are based on management’s best judgment and were made using Level 2 inputs.

Based on the analysis above no reversal of previously attributed to the intangible assets impairment was made nor additional impairment was posted.